D. SECURITIES AVAILABLE FOR SALE (Tables)	9 Months Ended
Sep. 30, 2016
SECURITIES AVAILABLE FOR SALE TABLES
Schedule of amortized cost and carrying values of securities available-for-sale
(Dollar amounts in thousands)	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	value
September 30, 2016
U.S. Treasury securities	$975	$28	$—	$1,003
Obligations of U.S. government agencies	60,724	974	(1)	61,697
Mortgage-backed securities	98,933	2,219	(118)	101,034
Obligations of states and political subdivisions	154,304	4,344	(131)	158,517
Corporate debt	36,219	412	(5)	36,626
	$351,155	$7,977	$(255)	$358,877
December 31, 2015
U.S. Treasury securities	$7,004	$14	$(18)	$7,000
Obligations of U.S. government agencies	84,842	168	(401)	84,609
Mortgage-backed securities	61,579	641	(557)	61,663
Obligations of states and political subdivisions	132,125	3,148	(83)	135,190
Corporate debt	41,045	50	(350)	40,745
	$326,595	$4,021	$(1,409)	$329,207

Schedule analysis of gross unrealized losses of the available-for-sale investment securities

(Dollar amounts in thousands)		Less than		12 Months
	Total	12 Months	Total	or Longer	Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
September 30, 2016
Obligations of U.S. Government agencies	$—	$—	$1,008	$(1)	$1,008	$(1)
Mortgage-backed securities	18,864	(114)	2,627	(4)	21,491	(118)
Obligations of states and political subdivisions	13,679	(126)	1,810	(5)	15,489	(131)
Corporate debt	2,015	(3)	1,000	(2)	3,015	(5)
Total	$34,558	$(243)	$6,445	$(12)	$41,003	$(255)

	Total	12 Months	Total	or Longer	Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
December 31, 2015
U. S. Treasury securities	$5,042	$(18)	$—	$—	$5,042	$(18)
Obligations of U.S. Government agencies	55,382	(338)	4,976	(62)	60,358	(401)
Mortgage-backed securities	19,458	(193)	16,714	(365)	36,172	(557)
Obligations of states and political subdivisions	14,988	(74)	1,856	(10)	16,844	(83)
Corporate debt	27,130	(300)	4,449	(50)	31,579	(350)
Total	$122,000	$(923)	$27,995	$(487)	$149,995	$(1,409)

Schedule of amortized cost and carrying value of available-for-sale debt securities by contractual maturity
September 30, 2016:

(Dollar amounts in thousands)	Amortized	Fair
	Cost	Value
Available-for-sale:
Due in one year or less	$12,725	$12,755
Due after one through five years	146,953	150,017
Due after five years through ten years	138,771	142,744
Due after ten years	52,706	53,361
	$351,155	$358,877